RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2022
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
10.	RELATED PARTY TRANSACTIONS

Key management personnel include those persons having authority and responsibility for planning, directing and controlling the activities of the Company as a whole. The Company has determined that key management personnel consist of members of the Company’s Board of Directors and corporate officers. The remuneration of directors and key management personnel is as follows:

	2022 $	2021 $	2020 $
Consulting fees	-	-	372,066
Management fees	714,346	1,808,250	305,158
Salaries and wages	75,000	78,751	-
Share-based compensation	-	231,016	295,786
	789,346	2,118,017	973,010

Included in accounts payable as at December 31, 2022 is $576,942 (December 31, 2021 - $112,128) owing to related parties. These amounts are non-interest bearing, unsecured and due on demand.